Derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Hedging
Fair value of assets	£ 182	£ 816
Fair value of liabilities	415	684
Trading
Total recognised derivative assets	22,193	29,613
Total recognised derivative liabilities	17,951	27,313
Trading and other
Trading
Fair value of assets	22,011	28,797
Fair value of liabilities	17,536	26,629
Fair value hedges
Hedging
Fair value of assets	123	478
Fair value of liabilities	284	256
Cash flow hedges
Hedging
Fair value of assets	59	338
Fair value of liabilities	131	428
Exchange rate contracts | Trading and other
Trading
Fair value of assets	4,780	6,779
Fair value of liabilities	4,062	7,414
Interest rate contracts | Trading and other
Trading
Fair value of assets	16,700	21,644
Fair value of liabilities	12,653	18,564
Credit derivatives | Trading and other
Trading
Fair value of assets	101	108
Fair value of liabilities	206	174
Equity and other contracts | Trading and other
Trading
Fair value of assets	430	266
Fair value of liabilities	£ 615	£ 477